OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES.
OTHER RECEIVABLES.

4— OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2022	2021
Research and development tax credit receivable from the French State	581	617
Value-added taxes receivable	894	574
Other receivables from Government and public authorities	—	—
Others	46	64
Total	1,522	1,255